Annual Operating Expenses {- Fidelity SAI International Value Index Fund} - 10.31 Fidelity SAI International Value Index Fund PRO-07 - Fidelity SAI International Value Index Fund - Fidelity SAI International Value Index Fund
Dec. 30, 2021
Operating Expenses:
Management fee	0.15%
Distribution and/or Service (12b-1) fees	none
Other expenses	0.02%
Total annual operating expenses	0.17%